Operating Segments - Additional Information (Details) - Segment		12 Months Ended
	Mar. 06, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Segment Reporting Information [Line Items]
Number of operating segments		2
Number of reportable segments	1	2
Revenue Benchmark [Member] | Largest Customer [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		13.00%	13.00%	13.00%
Revenue Benchmark [Member] | Largest Customer Parent Company [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		5.00%	2.00%	1.00%
Accounts Receivable [Member] | Largest Customer [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		47.00%	23.00%
Accounts Receivable [Member] | Largest Customer Parent Company [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		2.00%	10.00%